PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [abstract]
Schedule of property, plant and equipment
	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:

At January 1, 2019	972,605	5,269	977,874
Additions	78,523	710	79,233
Acquisitions	5,619	-	5,619
Disposals and write-offs	(9,270)	(313)	(9,583)
Exchange differences	8,463	36	8,499

At December 31, 2019	1,055,940	5,702	1,061,642

At January 1,2020	1,055,940	5,702	1,061,642
Additions	74,862	1,383	76,245
Acquisitions	4,418	-	4,418
Disposals and write-offs	(3,018)	(232)	(3,250)
Exchange differences	(33,710)	(139)	(33,849)

At December 31, 2020	1,098,492	6,714	1,105,206

Accumulated depreciation, depletion and amortization and impairment:

At January 1, 2019	(562,144)	(2,347)	(564,491)
Depreciation charge for the year	(54,451)	(411)	(54,862)
Impairment	(2,072)	-	(2,072)
Disposals and write-offs	4,312	278	4,590
Exchange differences	(4,233)	(20)	(4,253)

At December 31, 2019	(618,588)	(2,500)	(621,088)

At January 1, 2020	(618,588)	(2,500)	(621,088)
Depreciation charge for the year	(51,816)	(290)	(52,106)
Impairment	(6,697)	-	(6,697)
Disposals and write-offs	2,163	227	2,390
Exchange differences	18,886	77	18,963

At December 31, 2020	(656,052)	(2,486)	(658,538)

Net book value:
At December 31, 2019	437,352	3,202	440,554

At December 31, 2020	442,440	4,228	446,668